                                                                       USAA LIFE
                                                               INSURANCE COMPANY
                                                         VARIABLE UNIVERSAL LIFE
                                      ==========================================
                                                               Semiannual Report
                                                                   June 30, 1999



[USAA LOGO APPEARS HERE]

TABLE of CONTENTS
-----------------------------------------------------------------------------
PRESIDENT'S MESSAGE....................................................   iii

USAA LIFE VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT

CAPITAL GROWTH PORTFOLIO
Overview of the Variable Universal Life Fund Accounts..................   A-3
Statements of Assets and Liabilities...................................   A-4
Statements of Operations...............................................   A-5
Statements of Changes in Net Assets....................................   A-6
Notes to Financial Statements..........................................   A-8

USAA LIFE INVESTMENT TRUST

USAA Life Fund Overviews...............................................   B-3
Portfolios of Investments..............................................  B-22
Notes to Portfolios of Investments.....................................  B-40
Statements of Assets and Liabilities...................................  B-42
Statements of Operations...............................................  B-43
Statements of Changes in Net Assets....................................  B-44
Notes to Financial Statements..........................................  B-46

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
CAPITAL GROWTH PORTFOLIO

Letter from the Fund's President.......................................   C-3
Capital Growth Portfolio Management Discussion.........................   C-4
Capital Growth Performance Update......................................   C-5
Capital Growth Portfolio Summary.......................................   C-6
Investment Portfolios, Financial Statements, and Financial Highlights
Capital Growth Portfolio...............................................   C-7
Notes to Financial Statements..........................................  C-16

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO

Schedule of Investments................................................   D-4
Financial Highlights...................................................   D-6
Statement of Assets and Liabilities....................................   D-7
Statement of Operations................................................   D-8
Statement of Changes in Net Assets.....................................   D-9
Notes to Financial Statements..........................................  D-10

-----------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST

Equity 500 Index Fund
Letter to Shareholders.................................................   E-5
Schedule of Investments................................................   E-7
Statement of Assets and Liabilities....................................  E-12
Statement of Operations................................................  E-13
Statements of Changes in Net Assets....................................  E-14
Financial Highlights...................................................  E-15
Notes to Financial Statements..........................................  E-16

Small Cap Index Fund
Letter to Shareholders.................................................  E-21
Schedule of Investments................................................  E-23
Statement of Assets and Liabilities....................................  E-40
Statement of Operations................................................  E-41
Statements of Changes in Net Assets....................................  E-42
Financial Highlights...................................................  E-43
Notes to Financial Statements..........................................  E-44

EAFE (Registered Trademark) Equity Index Fund
Letter to Shareholders.................................................  E-49
Schedule of Investments................................................  E-52
Statement of Assets and Liabilities....................................  E-59
Statement of Operations................................................  E-60
Statements of Changes in Net Assets....................................  E-61
Financial Highlights...................................................  E-62
Notes to Financial Statements..........................................  E-63

This report is for the information of USAA Life Variable Universal Life policyowners and others who have received a copy of the currently effective Variable Universal Life prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Universal Life policy is distributed by USAA Investment Management Company, a registered broker dealer.

         USAA LIFE VARIABLE UNIVERSAL LIFE INSURANCE SEMIANNUAL REPORT

                              PRESIDENT'S MESSAGE

                          FROM THE DESK OF ED ROSANE

On the next pages you'll find some valuable information about planning and managing your long-term financial strategy, about funding your policy, and about services available with your Variable Universal Life* policy. Also included is an overview of policy performance and accumulation unit values that introduces the Life Insurance Separate Account financial information and subsequent USAA Life Investment Trust reports.

We continue to look for ways to improve our Variable Universal Life policy to ensure we are providing you with the value and service you expect from USAA. I encourage you to review this report and call one of my associates at 1-800-531-8303 to discuss any questions you may have.

Sincerely,

/s/ Edwin Rosane
------------------------
Edwin Rosane, CLU, FLMI
President
USAA Life Insurance Company

* Known in some states as Flexible Premium Variable Life.


                                                      1999 Semiannual Report iii

         USAA LIFE VARIABLE UNIVERSAL LIFE INSURANCE SEMIANNUAL REPORT

                               ABOUT YOUR POLICY

Owning a Variable Universal Life insurance policy is the result of innovative thinking. You need life insurance protection, and you want to benefit from its tax advantages. The policy's flexibility and its self-directed investments are features that make your policy a unique choice for your long-term financial plan. The basics are simple...

Your Variable Universal Life insurance policy gives you coverage for a lifetime (to age 100). As long as you maintain enough cash value to keep your policy in force, you don't need to requalify, unless you wish to increase your coverage. Money you contribute to your policy is placed in investments that you choose. The potential growth of your policy depends on how those investments perform. You may, within limits, adjust your premium payments and death benefit according to your needs.

Tax-Wise Funding of Your Policy

To make the most of your life insurance policy's tax advantages, it is important to pay enough premiums into your policy in the early years to have cash value to help pay the higher cost of insurance in later years.

Point to remember: Many tax advantages disappear if your policy funding exceeds Internal Revenue Service premium payment or withdrawal restrictions.

Maintaining Sufficient Cash Value

For convenience, you determine the amount and frequency of your premium payments, but you must maintain sufficient cash value to keep your policy in effect.

Be sure your personal payment strategy includes paying premiums sufficient to cover the cost of insurance and the monthly maintenance and mortality and expense risk charges. Otherwise, the policy may lapse. And remember to contribute enough in the early years to allow the cash value to help pay for the higher cost of insurance as you age.

Reducing Investment Risk

Even during times of market speculation, keeping the investment portion of your policy on track may be simpler than you think, if you apply the time-honored strategies of diversification and dollar-cost-averaging.

Diversification

By their very nature, variable fund accounts are diversified. The 12 fund accounts invest in an underlying mix of stocks and/or bonds. They may be domestic, international, or a combination of the two. You can further diversify by allocating dollars to fund accounts with different objectives to achieve a balance of growth, income, and risk.

Dollar-Cost-Averaging

Another financial planning strategy is to make regular contributions with a program called dollar-cost-averaging. By allocating a fixed amount or percentage every month, you're able to buy more units when prices are low, and fewer units when prices are high. Over time, this strategy may be more effective than attempting to selectively time the market with occasional purchases. Keep in mind there is no guarantee that dollar-cost-averaging will result in a profit or protect against a loss. Systematic investing involves continuous investment in securities regardless of fluctuations in the price of these securities, and you should consider your ability to continue through periods of both low and high price levels.

24-Hour Access to Policy Values

You can access current daily fund account values, 24 hours a day, 7 days a week, through USAA TouchLine (Registered Trademark) at 1-800-531-5433. To access this information, you need your USAA number and a unique TouchLine (Registered Trademark) personal identification number (PIN). To establish a PIN, use the last four digits of your Social Security number to get started, then decide on a new four-digit number.

Pursuing a Consistent Strategy

You can pursue a consistent financial strategy with USAA Life. If you would like to discuss your personal financial goals, or learn more about payment strategies, diversification, or dollar-cost-averaging, please call an Account Representative at 1-800-531-8303 any time.

USAA Life's Variable Universal Life is distributed by USAA Investment Management Company, a registered broker dealer. The Variable Universal Life insurance policy is subject to surrender charges and possible tax consequences. The surrender charge can be as much as 50% of the annual target premium in the first year. The charge declines each policy year and is eliminated after 10 policy years. A 10% federal penalty tax may apply to withdrawals made before age
59 1/2. This material should be preceded by a USAA Life Variable Universal
Life prospectus.

iv Semiannual Report 1999

                                               USAA LIFE VARIABLE UNIVERSAL LIFE
                                                      INSURANCE SEPARATE ACCOUNT
                                         =======================================
                                                               SEMIANNUAL REPORT
                                                                   June 30, 1999


                                                                   [LOGO OF USAA
                                                                   APPEARS HERE]
                      this page left blank intentionally

  VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                                  AN OVERVIEW
--------------------------------------------------------------------------------
               Fund Accounts                    June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      ACCUMULATION
                                                                                       UNIT VALUE      AUV TOTAL RETURN
FUND ACCOUNT            OBJECTIVE                                                         (AUV)         SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE               Seeks the highest level of current income consistent with
MONEY MARKET            preservation of capital and maintenance of liquidity            $ 1.20               1.99%
                                                                                                    (7-day yield is 2.47%)
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME        Seeks maximum current income without
                        undue risk to principal                                         $13.55             -2.87%
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH        Seeks capital growth and current income
AND INCOME                                                                              $23.79             38.83%
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE               Seeks long-term capital appreciation
WORLD GROWTH*                                                                           $19.66             29.68%
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE               Seeks long-term capital growth, consistent with
DIVERSIFIED ASSETS      preservation of capital and balanced by current income          $19.80             22.17%
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE               Seeks appreciation of capital
AGGRESSIVE GROWTH                                                                       $17.64             84.98%
-----------------------------------------------------------------------------------------------------------------------
USAA LIFE               Seeks capital appreciation with current income
INTERNATIONAL*          as a secondary objective                                        $11.01             17.12%
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF CAPITAL    Seeks to maximize long-term capital growth
GROWTH PORTFOLIO                                                                        $27.05             43.72%
-----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN          Seeks long-term capital appreciation
GROWTH PORTFOLIO                                                                        $30.98             57.05%
-----------------------------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX     Seeks to match as closely as possible the performance of the
                        S&P 500 (Registered Trademark) Index before the deduction of
                        Fund expenses                                                   $12.27             41.76%
-----------------------------------------------------------------------------------------------------------------------
BT SMALL CAP INDEX      Seeks to match as closely as possible the performance of the
                        Russell 2000 (Registered Trademark) Small Stock Index before
                        the deduction of Fund expenses                                  $ 9.48             33.00%
-----------------------------------------------------------------------------------------------------------------------
BT EAFE(Registered      Seeks to match as closely as possible the performance of the
Trademark)              Morgan Stanley Capital International Europe Australia Far East  $10.77             19.31%
EQUITY INDEX*           (EAFE) Index before the deduction of Fund expenses
-----------------------------------------------------------------------------------------------------------------------

The 7-day yield quotation more closely reflects the current earnings of the fund than the total return quotation. An investment in the USAA Life Money Market Fund is not insured or guaranteed by the FDIC or any other Government agency. Although the fund seeks to preserve a stable value, it is possible to lose money by investing in the fund. The 7-day yield reflects the 7-day period ending June 30, 1999.

* Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability, which are discussed in the Variable Universal Life prospectus.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results. The variable insurance products are subject to market risk, including potential fluctuations in investment return and the potential loss of principal. Total returns for periods of less than one year are not annualized. These returns are cumulative. Inception date for all variable fund accounts for Variable Universal Life is 8/31/98 when sale of USAA Life's Variable Universal Life insurance policy began. Since inception performance numbers reflect experience since USAA Life began selling the product. All other data reflects the actual performance of the underlying funds in which the Life Insurance Separate Account invests, adjusted to reflect a deduction of the M&E risk charge and a $5 monthly maintenance charge. M&E charges total 0.75% on an annual basis. The performance figures above do not reflect the cost of insurance protection and other insurance policy fees and, if they did, the performance quoted above would be significantly lower. Investors should ask for a personal illustration that shows the effect on performance of the cost of insurance, other charges, and other variables. Because accumulation units are part of an insurance policy, actual performance should always be considered in conjunction with the policy's fees, cash value, and death benefit. This product is not yet available in all states. This product is known in some states as Flexible Premium Variable Life.

                                                  1999   Semiannual Report   A-3

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                     STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
VARIABLE FUND ACCOUNTS (In Thousands, Except Per Unit Data)       June 30, 1999
                                                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                  Investment at
                                       Fund Shares       Cost     Market Value
                                       -----------      ------    --------------
Assets
Investments at market value:
USAA Life Money Market Fund                 117          $ 117         $ 117
USAA Life Income Fund                         2             24            24
USAA Life Growth and Income Fund              8            155           164
USAA Life World Growth Fund                   1             22            24
USAA Life Diversified Assets Fund             5             70            70
USAA Life Aggressive Growth Fund              6             90           104
USAA Life International Fund                  1              5             5
Scudder VLIF Capital Growth Portfolio
 - Class A Shares                             4            105           104
Alger American Growth Portfolio               2             98            99
BT Equity 500 Index Fund                     16            216           225
BT Small Cap Index Fund                       1              9             9
BT EAFE (Registered Trademark) Equity
 Index Fund                                   1              3             3
                                                          ----          ----
Total investments                                         $914          $948
                                                                        ====

                                        Fund Account   Accumulation
                                            Units       Unit Value     Reserves
                                        ------------   ------------    --------
Net assets
USAA Life Money Market Fund Account           98        $ 1.201222       $117
USAA Life Income Fund Account                  2         13.553955         24
USAA Life Growth and Income Fund Account       7         23.785966        164
USAA Life World Growth Fund Account            1         19.659120         24
USAA Life Diversified Assets Fund Account      4         19.797394         70
USAA Life Aggressive Growth Fund Account       6         17.644394        104
USAA Life International Fund Account           1         11.012953          5
Scudder VLIF Capital Growth Portfolio
 Fund Account                                  4         27.048748        104
Alger American Growth Portfolio Fund Account   3         30.980503         99
BT Equity 500 Index Fund Account              19         12.271729        225
BT Small Cap Index Fund Account                1          9.483757          9
BT EAFE (Registered Trademark) Equity Index
 Fund Account                                  1         10.774232          3
                                                                         ----
Net assets attributable to
 policyowners' reserves                                                  $948
                                                                         ====

See accompanying Notes to Financial Statements on page A-8.

A-4  Semiannual Report   1999

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
Variable Fund Accounts (In Thousands)      Six-month period ended June 30, 1999
                                                        (Unaudited)
--------------------------------------------------------------------------------

                                                            USAA Life                    USAA Life       USAA Life
                             USAA Life      USAA Life        Growth      USAA Life      Diversified     Aggressive      USAA Life
                            Money Market      Income       and Income   World Growth      Assets          Growth      International
                            Fund Account   Fund Account   Fund Account  Fund Account   Fund Account    Fund Account   Fund Account
                            ------------   ------------   ------------  ------------   ------------    ------------   --------------
Net investment income:
  Income Dividends            $      1     $        -      $        -    $        -      $        -      $        -     $        -
  Expenses
    Mortality and expense
     risk charge                     -              -               1             -               -               -              -
                              --------     ----------      ----------    ----------      ----------      ----------     ----------
      Net investment
       income (loss)                 1              -              (1)            -               -               -              -
                              --------     ----------      ----------    ----------      ----------      ----------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
  Realized gain                      -              -               3             -               -               -              -
  Capital gains
   distributions                     -              -               -             -               4               1              -
                              --------     ----------      ----------    ----------      ----------      ----------     ----------
  Net realized gain                  -              -               3             -               4               1              -
  Change in net unrealized
   appreciation/depreciation         -              -               9             2               1              14              -
                              --------     ----------      ----------    ----------      ----------      ----------     ----------
      Net realized and
       unrealized gain on
       investments                   -              -              12             2               5              15              -
                              --------     ----------      ----------    ----------      ----------      ----------     ----------
Increase in net assets
 resulting from operations    $      1     $        -      $       11    $        2      $        5      $       15     $        -
                              ========     ==========      ==========    ==========      ==========      ==========     ==========

                                                                                                              BT EAFE
                                              Scudder          Alger                                        (Registered
                                           VLIF Capital       American         BT Equity      BT Small       Trademark)
                                         Growth Portfolio  Growth Portfolio    500 Index      Cap Index     Equity Index
                                           Fund Account      Fund Account     Fund Account   Fund Account   Fund Account
                                         ----------------  ----------------   ------------   ------------   ------------
Net investment income:                     $          -      $         -       $        -      $       -      $       -
  Income Dividends
  Expenses
    Mortality and expense risk
     charge                                           -                -                -              -              -
                                           ------------      -----------       ----------      ---------      ---------
       Net investment income (loss)                   -                -                -              -              -
                                           ------------      -----------       ----------      ---------      ---------
Net realized and unrealized
gain (loss) on investments:
  Realized gain                                       -                -                4              -              -
  Capital gains distributions                         9                6                -              -              -
                                           ------------      -----------       ----------      ---------      ---------
  Net realized gain                                   9                6                4              -              -
  Change in net unrealized
   appreciation/depreciation                         (2)               1                9              -              -
                                           ------------      -----------       ----------      ---------      ---------
     Net realized and unrealized
      gain on investments                             7                7               13              -              -
                                           ------------      -----------       ----------      ---------      ---------
  Increase in net assets
   resulting from operations               $          7      $         7       $       13      $       -      $       -
                                           ============      ===========       ==========      =========      =========

See accompanying Notes to Financial Statements on page A-8.

                                                  1999   Semiannual Report   A-5

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
Variable Fund Accounts (In Thousands)      Six-month period ended June 30, 1999
                                            and Period ended December 31, 1998*
                                                        (Unaudited)
--------------------------------------------------------------------------------

                                        USAA Life                USAA Life           USAA Life Growth             USAA Life
                                Money Market Fund Account   Income Fund Account  and Income Fund Account  World Growth Fund Account
                                -------------------------   -------------------  -----------------------  -------------------------
                                   6/30/99     12/31/98      6/30/99   12/31/98   6/30/99      12/31/98     6/30/99      12/31/98
                                ------------ ------------   --------- ---------  ---------    ----------  ----------    -----------
Increase in net assets
From operations:
  Net investment income (loss)   $       1   $         -    $       -  $     -   $     (1)     $       -   $      -      $        -
  Net realized gain                      -             -            -        -          3              -          -               -
  Change in net unrealized
   appreciation/depreciation             -             -            -        -          9              -          2               -
                                 ---------   -----------    ---------  -------   --------      ---------   --------      ----------
  Increase in net assets
   resulting from operations             1             -            -        -         11              -          2               -
                                 ---------   -----------    ---------  -------   --------      ---------   --------      ----------
From policy transactions:
  Purchases                            790            48           24        -        180              3         23               -
  Monthly deduction charges             (3)           (1)           -        -         (1)             -          -               -
  Other redemptions                   (672)          (46)           -        -        (29)             -         (1)              -
                                 ---------   -----------    ---------  -------   --------      ---------   --------      ----------
  Increase in net assets
   from policy transactions            115             1           24        -        150              3         22               -
                                 ---------   -----------    ---------  -------   --------      ---------   --------      ----------
  Net increase in net assets           116             1           24        -        161              3         24               -
Net assets:
  Beginning of period                    1             -            -        -          3              -          -               -
                                 ---------   -----------    ---------  -------   --------      ---------   --------      ----------
  End of period                  $     117   $         1    $      24  $     -   $    164      $       3   $     24      $        -
                                 =========   ===========    =========  =======   ========      =========   ========      ==========
Units issued and redeemed:
  Beginning balance                      1             -            -        -          1              -          -               -
  Units issued                         905            46            2        -          8              1          1               -
  Units redeemed                      (808)          (45)           -        -         (2)             -          -               -
                                 ---------   -----------    ---------  -------   --------      ---------   --------      ----------
  Ending balance                        98             1            2        -          7              1          1               -
                                 =========   ===========    =========  =======   ========      =========   ========      ==========


                                    Scudder VLIF Capital         Alger American Growth      BT Equity 500 Index   BT Small Cap Index
                                Growth Portfolio Fund Account    Portfolio Fund Account         Fund Account         Fund Account
                                -----------------------------    ----------------------    --------------------   ------------------
                                    6/30/99       12/31/98         6/30/99    12/31/98      6/30/99   12/31/98     6/30/99  12/31/98
                                ------------     ------------    ----------   ---------    ---------  ----------   -------  --------
Increase in net assets
From operations:
  Net investment income (loss)    $      -        $         -    $       -     $     -      $      -   $       -   $      -  $    -
  Net realized gain                      9                  -            6           -             4           -          -       -
  Change in net unrealized
   appreciation/depreciation            (2)                 1            1           -             9           -          -       -
                                  --------        -----------    ---------     -------      --------   ---------   --------  ------
  Increase in net assets
   resulting from operations             7                  1            7           -            13           -          -       -
                                  --------        -----------    ---------     -------      --------   ---------   --------  ------
From policy transactions:
  Purchases                             98                  4           94           -           245           3          9       -
  Monthly deduction charges             (1)                 -           (1)          -            (3)          -          -       -
  Other redemptions                     (3)                (2)          (1)          -           (33)          -          -       -
                                  --------        -----------    ---------     -------      --------   ---------   --------  ------
  Increase in net assets
   from policy transactions             94                  2           92           -           209           3          9       -
                                  --------        -----------    ---------     -------      --------   ---------   --------  ------
  Net increase in net assets           101                  3           99           -           222           3          9       -
Net assets:
  Beginning of period                    3                  -            -           -             3           -          -       -
                                  --------        -----------    ---------     -------      --------   ---------   --------  ------
  End of period                   $    104        $         3    $      99     $     -      $    225   $       3   $      9  $    -
                                  ========        ===========    =========     =======      ========   =========   ========  ======
Units issued and redeemed:
  Beginning balance                      1                  -            -           -             1           -          -       -
  Units issued                           4                  1            3           -            23           1          1       -
  Units redeemed                        (1)                 -            -           -            (5)          -          -       -
                                  --------        -----------    ---------     -------      --------   ---------   --------  ------
  Ending balance                         4                  1            3           -            19           1          1       -
                                  ========        ===========    =========     =======      ========   =========   ========  ======

A-6  Semiannual Report   1999

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
Variable Fund Accounts (In Thousands)      Six-month period ended June 30, 1999
                                            and Period ended December 31, 1998*
                                                        (Unaudited)
--------------------------------------------------------------------------------

USAA Life Diversified    USAA Life Aggressive    USAA Life International
 Assets Fund Account      Growth Fund Account         Fund Account
---------------------    --------------------    -----------------------
  6/30/99   12/31/98      6/30/99   12/31/98      6/30/99      12/31/98
---------- ----------    --------- ----------    ---------    ----------
 $      -   $      1      $     -   $      -      $     -      $      -
        4          1            1          -            -             -
        1         (1)          14          -            -             -
 --------   --------      -------   --------      -------      --------
        5          1           15          -            -             -
 --------   --------      -------   --------      -------      --------
       28         37           95          -            5             -
       (1)         -           (1)         -            -             -
        -          -           (5)         -            -             -
 --------   --------      -------   --------      -------      --------
       27         37           89          -            5             -
 --------   --------      -------   --------      -------      --------
       32         38          104          -            5             -
       38          -            -          -            -             -
 --------   --------      -------   --------      -------      --------
 $     70   $     38      $   104   $      -      $     5      $      -
 ========   ========      =======   ========      =======      ========
        2          -            -          -            -             -
        2          2            6          -            1             -
        -          -            -          -            -             -
 --------   --------      -------   --------      -------      --------
        4          2            6          -            1             -
 ========   ========      =======   ========      =======      ========


  BT EAFE (Registered
Trademark) Equity Index
     Fund Account
-----------------------
  6/30/99     12/31/98
----------  -----------
 $      -   $      -
        -          -
        -          -
 --------   --------
        -          -
 --------   --------
        1          2
        -          -
        -          -
 --------   --------
        1          2
 --------   --------
        1          2
        2          -
 --------   --------
 $      3   $      2
 ========   ========
        1          -
        -          1
        -          -
 --------   --------
        1          1
 ========   ========

* Variable fund accounts commenced operations August 31, 1998.

See accompanying Notes to Financial Statements on page A-8.

                                                  1999   Semiannual Report   A-7

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                 June 30, 1999
                                                                  (Unaudited)
--------------------------------------------------------------------------------

1) ORGANIZATION

The Life Insurance Separate Account of USAA Life Insurance Company is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). The Life Insurance Separate Account commenced operation August 31, 1998.

The Life Insurance Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-2 in this report. Units of the Life Insurance Separate Account are sold only in connection with the Variable Universal Life Policy.

The fund accounts available within the Life Insurance Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE (Registered Trademark) Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account, and BT EAFE (Registered Trademark) Equity Index Fund Account).

The assets of the Life Insurance Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

Distributions

The net investment income (loss) and realized capital gains of the Life Insurance Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

Federal Income Tax

Operations of the Life Insurance Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Life Insurance Separate Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) RELATED PARTY TRANSACTIONS

During the six-month period ended June 30, 1999, advisory and administrative fees of $479 thousand were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on estimated time incurred to provide such services.

A-8   Semiannual Report   1999

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                      (Continued)                                June 30, 1999
                                                                  (Unaudited)
--------------------------------------------------------------------------------

4) EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Life Insurance Separate Account on a daily basis which is equal, on an annual basis, to 0.75% of the daily net assets of each variable fund account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated. Thus a greater amount of death benefits than expected will be payable. The expense risk assumed by USAA Life is that the costs of administering the policies and the Life Insurance Separate Account may exceed the amount recovered from the policy maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Policies and each variable fund account. On the policy's effective date, and each monthly anniversary thereafter, certain monthly charges will be deducted by USAA Life through a redemption of units from the cash value of the policy. The monthly deduction will include cost of insurance charges, charges for any optional insurance benefits provided by rider, an administrative charge of $10 during the first twelve policy months, and a recurring maintenance charge of $5.

A transfer charge of $25 will be deducted for each value transfer between Variable Fund Accounts in excess of six per Policy Year. For each partial surrender of cash value, a charge equal to the lesser of $25 or 2% of the amount withdrawn will be deducted. This charge is also referred to as an "administrative processing fee." For full surrenders, the amount of the surrender charge will equal a percentage of the Annual Target Premium Payment specified in the policy. The number of years the policy has been inforce at the time of surrender determines the applicable percentage.

A 3% premium charge is deducted from the policyholder's premium to compensate USAA Life for sales charges and taxes. The charge will be deducted from the policyholder's premium payments until the policyholder's gross amount of premium payments received exceeds the sum of the policyholder's Annual Target Premium payments payable over 10 years.

5) YEAR 2000

Like other companies, the Life Insurance Separate Account could be adversely affected if the computer systems used by its service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. USAA Life is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Life Insurance Separate Account's service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Life Insurance Separate Account from this problem.

                                                  1999   Semiannual Report   A-9

VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                      (Continued)                                June 30, 1999
                                                                  (Unaudited)
--------------------------------------------------------------------------------

6) UNIT VALUES

A summary of unit values and units outstanding for variable universal life policies and the expense ratios, including expenses of the underlying funds, for the period is as follows:

                                             USAA Life                       USAA Life                 USAA Life Growth
                                      Money Market Fund Account         Income Fund Account         and Income Fund Account
                                    -----------------------------  -----------------------------  ---------------------------
                                       Six-month     Period Ended     Six-month    Period Ended    Six-month    Period Ended
                                     Period Ended    December 31,   Period Ended   December 31,   Period Ended   December 31,
                                     June 30, 1999      1998(a)     June 30, 1999     1998(a)     June 30, 1999     1998(a)
                                    --------------   ------------  --------------  ------------   -------------  ------------
At end of period:
  Accumulation units (000)                    98                1               2             -               7            1
  Accumulation unit value             $ 1.201222       $ 1.178565     $ 13.553955   $ 14.089499     $ 23.785966  $ 20.468785
  Net assets (000)                    $      117       $        1     $        24   $         -     $       164  $         3
Ratio of expenses to
 average net assets (b)(c)                  1.10%            1.10%           1.10%         1.10%           1.10%        1.10%
Ratio of expenses to
 average net assets,
 excluding reimbursements (c)               1.33%            1.55%           1.37%         1.30%           1.11%        1.12%


                                    Scudder VLIF Capital Growth       Alger American Growth          BT Equity 500 Index
                                       Portfolio Fund Account         Portfolio Fund Account             Fund Account
                                    -----------------------------  -----------------------------  ---------------------------
                                       Six-month     Period Ended     Six-month    Period Ended    Six-month    Period Ended
                                     Period Ended    December 31,   Period Ended   December 31,   Period Ended   December 31,
                                     June 30, 1999      1998(a)     June 30, 1999     1998(a)     June 30, 1999     1998(a)
                                    --------------   ------------  --------------  ------------   -------------  ------------
At end of period:
  Accumulation units (000)                      4              1               3             -               19             1
  Accumulation unit value             $ 27.048748    $ 24.448446     $ 30.980503   $ 26.806157      $ 12.271729   $ 11.003536
  Net assets (000)                    $       104    $         3     $        99   $         -      $       225   $         3
Ratio of expenses to
 average net assets (b)(c)                   1.25%          1.26%           1.54%         1.54%            1.05%         1.05%
Ratio of expenses to average
 net assets, excluding
 reimbursements (c)                           N/A            N/A             N/A           N/A             1.26%         1.94%

(a) Variable fund accounts commenced operations August 31, 1998 with the following initial unit values per unit:

    USAA Life Money Market Fund Account                       $ 1.162018
    USAA Life Income Fund Account                             $13.766435
    USAA Life Growth and Income Fund Account                  $16.937712
    USAA Life World Growth Fund Account                       $14.981795
    USAA Life Diversified Assets Fund Account                 $16.007256
    USAA Life Aggressive Growth Fund Account                  $ 9.446371
    USAA Life International Fund Account                      $ 9.285958
    Scudder VLIF Capital Growth Portfolio Fund Account        $18.614844
    Alger American Growth Portfolio Fund Account              $19.521151
    BT Equity 500 Index Fund Account                          $ 8.561922
    BT Small Cap Index Fund Account                           $ 7.048653
    BT EAFE (Registered Trademark) Equity Index Fund Account  $ 8.920584

(b) The information is based on actual expenses to the policyowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

A-10  Semiannual Report  1999

            VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF
                          USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                (Continued)                     June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

        USAA Life                         USAA Life Diversified
 World Growth Fund Account                 Assets Fund Account
----------------------------          ----------------------------
  Six-month     Period Ended           Six-month     Period Ended
Period Ended    December 31,          Period Ended    December 31,
June 30, 1999     1998(a)             June 30, 1999     1998(a)
----------------------------          ----------------------------
         1               -                     4              2
$19.659120      $17.860722            $19.797394     $17.974654
$       24      $        -            $       70     $       38

     1.40%           1.40%                 1.10%          1.10%

     1.49%           1.41%                 1.25%          1.20%



    USAA Life Aggressive                USAA Life International
    Growth Fund Account                       Fund Account
----------------------------          ----------------------------
  Six-month     Period Ended           Six-month     Period Ended
Period Ended    December 31,          Period Ended    December 31,
June 30, 1999     1998(a)             June 30, 1999     1998(a)
----------------------------          ----------------------------
         6               -                     1              -
$17.644394      $13.993064            $11.012953     $10.417977
$      104      $        -            $        5     $        -

     1.45%           1.45%                 1.85%          1.85%

     1.75%           1.59%                 2.07%          2.10%


                                          BT EAFE (Registered
    BT Small Cap Index                  Trademark) Equity Index
       Fund Account                          Fund Account
----------------------------          ----------------------------
  Six-month     Period Ended           Six-month     Period Ended
Period Ended    December 31,          Period Ended    December 31,
June 30, 1999     1998(a)             June 30, 1999     1998(a)
----------------------------          ----------------------------
         1               -                     1              1
$ 9.483757      $ 8.825971            $10.774232     $10.386978
$        9      $        -            $        3     $        2

     1.20%           1.20%                 1.40%          1.40%

     1.89%           2.33%                 1.90%          2.41%


                                                     1999 Semiannual Report A-11